Revenue - Schedule of Disaggregation of Revenue by Service Type (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Successor [Member]
Total revenue		$ 348,590	$ 658,385
Successor [Member] | Production Services [Member]
Total revenue		215,791	405,654
Successor [Member] | Drilling and Evaluation Services [Member]
Total revenue		$ 132,799	$ 252,731
Predecessor [Member] | NPS Holdings Limited [Member]
Total revenue	$ 137,027			$ 271,324
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Total revenue	112,295			228,763
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Total revenue	$ 24,732			$ 42,561